Total Capital and Net Income (Loss) Per Unit (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,
	2019	2018
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	9,810	(3,624)
Weighted average number of common units	78,603,636	79,687,499
Dilutive effect of unit-based compensation	81,901	—
Weighted average number of common units and common unit equivalents	78,685,537	79,687,499
Limited partner's interest in net income (loss) per common unit:
Basic	0.12	(0.05)
Diluted	0.12	(0.05)

	Six Months Ended June 30,
	2019	2018
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	24,698	(16,671)
Weighted average number of common units	78,600,342	79,667,384
Dilutive effect of unit-based compensation	81,921	—
Weighted average number of common units and common unit equivalents	78,682,263	79,667,384
Limited partner's interest in net income (loss) per common unit:
Basic	0.31	(0.21)
Diluted	0.31	(0.21)